Cover - USD ($)	12 Months Ended
	Dec. 31, 2025	Mar. 18, 2026	Jun. 30, 2025
Cover [Abstract]
Entity Registrant Name	Community Bancorp./VT
Entity Central Index Key	0000718413
Document Type	10-K
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Small Business	true
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2025
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Entity Common Stock Shares Outstanding		5,580,648
Entity Public Float			$ 90,019,415
Document Annual Report	true
Document Transition Report	false
Document Fin Stmt Error Correction Flag	false
Entity File Number	000-16435
Entity Incorporation State Country Code	VT
Entity Tax Identification Number	03-0284070
Entity Address Address Line 1	4811 US Route 5
Entity Address City Or Town	Derby
Entity Address State Or Province	VT
Entity Address Postal Zip Code	05829
City Area Code	802
Icfr Auditor Attestation Flag	false
Auditor Name	BDMP Assurance, LLP
Auditor Location	Manchester, New Hampshire
Auditor Firm Id	7293
Local Phone Number	334-7915
Security 12b Title	Common Stock, $2.50 Per value per share
Trading Symbol	CMTV
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes